Schedule of Investments - March 31, 2021
Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)

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COMMON STOCKS - 95.32%	Held		Value
COMMUNICATION SERVICES - 4.93%
Media - 4.93%
Discovery, Inc. (a)		242,700	$8,953,203
The Interpublic Group of Companies, Inc.		143,500	4,190,200
News Corp.		169,600	4,312,928
Omnicom Group, Inc.		40,300	2,988,245
ViacomCBS, Inc.		22,000	992,200
TOTAL COMMUNICATION SERVICES			21,436,776

CONSUMER DISCRETIONARY - 12.17%
Auto Components - 7.08%
Adient PLC (a)		272,200	12,031,240
The Goodyear Tire & Rubber Company (a)		456,800	8,025,976
Lear Corp.		11,300	2,048,125
Magna International, Inc.		98,500	8,671,940
			30,777,281
Automobiles - 0.54%
Harley-Davidson, Inc.		58,300	2,337,830

Diversified Consumer Services - 0.90%
H&R Block, Inc.		179,500	3,913,100

Household Durables - 1.12%
Tri Pointe Homes, Inc. (a)		23,500	478,460
Whirlpool Corp.		19,900	4,384,965
			4,863,425
Specialty Retail - 2.53%
The ODP Corp. (a)		254,145	11,001,937
TOTAL CONSUMER DISCRETIONARY			52,893,573

ENERGY - 15.39%
Energy Equipment & Services - 2.54%
Frank's International NV (a)		403,700	1,433,135
Halliburton Company		76,500	1,641,690
NexTier Oilfield Solutions, Inc. (a)		1,258,765	4,682,606
NOV, Inc. (a)		72,000	987,840
Schlumberger NV		83,500	2,270,365
			11,015,636
Oil, Gas & Consumable Fuels - 12.85%
APA Corp.		411,400	7,364,060
Cairn Energy PLC (v)		7,346,208	17,242,620
Cenovus Energy, Inc.		248,900	1,871,728
Equitrans Midstream Corp.		265,500	2,166,480
Hess Corp.		90,200	6,382,552
Kosmos Energy Ltd. (a)		4,220,620	12,957,303
Marathon Oil Corp.		371,200	3,964,416
PDC Energy, Inc. (a)		113,400	3,900,960
			55,850,119
TOTAL ENERGY			66,865,755

FINANCIALS - 27.42%
Banks - 13.19%
CIT Group, Inc.		248,324	12,791,169
Citizens Financial Group, Inc.		377,200	16,653,380
Comerica, Inc.		31,000	2,223,940
First Horizon Corp.		308,900	5,223,499
Popular, Inc.		290,600	20,434,992
			57,326,980
Capital Markets - 2.87%
Evercore, Inc.		16,300	2,147,362
Lazard Ltd.		40,900	1,779,559
Northern Trust Corp.		32,500	3,416,075
State Street Corp.		61,300	5,149,813
			12,492,809
Consumer Finance - 1.62%
Discover Financial Services		37,100	3,524,129
SLM Corp.		196,300	3,527,511
			7,051,640
Diversified Financial Services - 1.27%
Equitable Holdings, Inc.		168,700	5,502,994

Insurance - 8.47%
Alleghany Corp. (a)		2,800	1,753,612
American International Group, Inc.		308,500	14,255,785
CNO Financial Group, Inc.		459,900	11,170,971
Enstar Group Ltd. (a)		23,200	5,724,136
The Hartford Financial Services Group, Inc.		58,400	3,900,536
			36,805,040
TOTAL FINANCIALS			119,179,463

HEALTH CARE - 2.62%
Health Care Providers & Services - 2.62%
Centene Corp. (a)		97,600	6,237,616
Universal Health Services, Inc.		38,700	5,162,193
TOTAL HEALTH CARE			11,399,809

INDUSTRIALS - 16.55%
Aerospace & Defense - 0.86%
Embraer SA - ADR (a)		373,500	3,738,735

Air Freight & Logistics - 3.27%
Royal Mail PLC (a) (v)		2,040,900	14,204,233

Construction & Engineering - 3.97%
Fluor Corp. (a)		748,200	17,275,938

Machinery - 4.02%
Allison Transmission Holdings, Inc.		105,600	4,311,648
CNH Industrial NV (a)		841,500	13,161,060
			17,472,708
Professional Services - 1.95%
KBR, Inc.		220,400	8,461,156

Road & Rail - 2.48%
AMERCO		17,600	10,781,760
TOTAL INDUSTRIALS			71,934,530

INFORMATION TECHNOLOGY - 10.93%
Communications Equipment - 3.21%
CommScope Holding Company, Inc. (a)		288,700	4,434,432
F5 Networks, Inc. (a)		33,300	6,947,046
Telefonaktiebolaget LM Ericsson - ADR		192,800	2,543,032
			13,924,510
Electronic Equipment, Instruments & Components - 4.12%
Arrow Electronics, Inc. (a)		61,700	6,837,594
Avnet, Inc.		98,300	4,080,433
Corning, Inc.		160,700	6,992,057
			17,910,084
IT Services - 1.82%
Euronet Worldwide, Inc. (a)		57,200	7,910,760

Technology Hardware, Storage & Peripherals - 1.78%
Hewlett Packard Enterprise Company		491,600	7,737,784
TOTAL INFORMATION TECHNOLOGY			47,483,138

REAL ESTATE - 0.74%
Equity Real Estate Investment Trusts - 0.74%
Pebblebrook Hotel Trust		44,000	1,068,760
Vornado Realty Trust		47,000	2,133,330
TOTAL REAL ESTATE			3,202,090

UTILITIES - 4.57%
Electric Utilities - 2.15%
NRG Energy, Inc.		247,500	9,338,175

Independent Power and Renewable Electricity Producers - 2.42%
Vistra Corp.		596,500	10,546,120
TOTAL UTILITIES			19,884,295

Total common stocks (Cost $325,383,956)			414,279,429
Total long-term investments (Cost $325,383,956)			414,279,429

	Principal
SHORT-TERM INVESTMENTS - 4.78%	Amount
Time Deposits - 4.78%
Citigroup, Inc., 0.01%, 04/01/2021*	GBP	738,737	1,046,001
Skandinaviska Enskilda Banken, 0.01%, 04/01/2021*		$19,706,246	19,706,246
Total short-term investments (Cost $20,696,142)			20,752,247

Total investments - 100.10% (Cost $346,080,098)			435,031,676

Liabilities in excess of other assets - (0.10)%			(434,704)

Net assets - 100.00%			$434,596,972

(a)	- Non-income producing security.
(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor's proprietary fair value pricing model. The total market value of these securities was $31,446,853, which represents 7.24% of net assets. See Security Valuation below.

ADR	- American Depositary Receipt
GBP	- British Pound
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor's (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund's net asset value. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange.  When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2021:

Level 1 --- Quoted prices in an active market:
Common Stocks	$382,832,576
Time Deposits	20,752,247
Level 2 --- Other significant observable market inputs:
Common Stocks:
Energy	17,242,620
Industrials	14,204,233
Level 3 --- Significant unobservable inputs	-

Total Investments	$435,031,676

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.